Average Annual Total Returns - HSAFunds-ComboPRO - HSAFunds-ComboPRO - Balanced Allocation Fund	Nov. 29, 2024
Balanced Allocation Fund | Return Before Taxes
Average Annual Return:
Past 1 year	13.94%
Since Inception	0.07%	[1]
Balanced Allocation Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	13.11%
Since Inception	(0.61%)	[1]
Balanced Allocation Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	8.42%
Since Inception	(0.15%)	[1]
SP001
Average Annual Return:
Past 1 year	26.29%
Since Inception	3.81%
IXWL4
Average Annual Return:
Past 1 year	14.01%
Since Inception	0.12%

[1]	A From February 9, 2022 .